Unaudited Condensed Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid in Capital	Accumulate Deficits	Non-controlling interest	Total
Balance at Oct. 31, 2024	$ 11,790		$ 33,904,575	$ (28,553,022)	$ 3,372,271	$ 8,735,614
Balance (in Shares) at Oct. 31, 2024	4,715,419
Share-based compensation for shares issued	$ 1,075		24,290,610			24,291,685
Share-based compensation for shares issued (in Shares)	430,169
Issuance of shares for warrants settlement		$ 250	(250)
Issuance of shares for warrants settlement (in Shares)		100,000
Issuance of shares for warrants exercise	$ 966		374,164			375,130
Issuance of shares for warrants exercise (in Shares)	386,427
Issuance of shares for private placement	$ 170		4,452,829			4,452,999
Issuance of shares for private placement (in Shares)	67,985
Warrants modification			2,930,495	(2,930,495)
Net income (loss) for the period				(13,303,196)	897,412	(12,405,784)
Balance at Apr. 30, 2025	$ 14,001	$ 250	65,952,423	(44,786,713)	4,269,683	25,449,644
Balance (in Shares) at Apr. 30, 2025	5,600,000	100,000
Balance at Oct. 31, 2025	$ 16,583	$ 250	59,279,198	(51,419,154)	4,724,606	12,601,483
Balance (in Shares) at Oct. 31, 2025	6,632,441	100,000
Issuance of shares as commitment fee to investor	$ 57		251,198			251,255
Issuance of shares as commitment fee to investor (in Shares)	22,883
Issuance shares for pre-delivery	$ 1,575		2,747,170			2,748,745
Issuance shares for pre-delivery (in Shares)	630,000
Retirement of pre-delivery shares	$ (1,575)		(2,747,170)			(2,748,745)
Retirement of pre-delivery shares (in Shares)	(630,000)
Share-based compensation for shares issued			1,958,334			1,958,334
Share-based compensation for option granted			423,034			423,034
Net income (loss) for the period				(4,551,395)	1,029,302	(3,522,093)
Balance at Apr. 30, 2026	$ 16,640	$ 250	$ 61,911,764	$ (55,970,549)	$ 5,753,908	$ 11,712,013
Balance (in Shares) at Apr. 30, 2026	6,655,324